TRADE AND OTHER RECEIVABLES (Details) $ in Millions, Rp in Billions	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
TRADE AND OTHER RECEIVABLES
Trade receivables	Rp 11,223		Rp 12,193
Other receivables	187		636
Total trade and other receivables	11,410	$ 684	12,829	Rp 10,948
Gross or Cost
TRADE AND OTHER RECEIVABLES
Trade receivables	18,178		18,257
Other receivables	428		867
Allowance for expected credit losses
TRADE AND OTHER RECEIVABLES
Trade receivables	(6,955)		(6,064)	Rp (5,561)
Other receivables	Rp (241)		Rp (231)